AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 84.0%
Affiliated Mutual Fund — 15.2%
AST Western Asset Core Plus Bond Portfolio* (cost $89,142,389)(wd)	6,319,100	$94,091,394
Common Stocks — 68.6%
Aerospace & Defense — 1.1%
Airbus SE (France)*	7,220	954,029
General Dynamics Corp.	544	106,640
Huntington Ingalls Industries, Inc.	1,625	313,723
Lockheed Martin Corp.	365	125,962
Northrop Grumman Corp.	4,747	1,709,632
Raytheon Technologies Corp.	42,406	3,645,220
Textron, Inc.	1,498	104,575
		6,959,781
Air Freight & Logistics — 1.0%
Deutsche Post AG (Germany)	28,215	1,774,308
Expeditors International of Washington, Inc.	847	100,903
InPost SA (Poland)*	15,306	253,601
United Parcel Service, Inc. (Class B Stock)	21,155	3,852,326
		5,981,138
Airlines — 0.0%
Southwest Airlines Co.*	2,119	108,980
Auto Components — 0.2%
Aisin Corp. (Japan)	4,000	144,046
Aptiv PLC*	8,024	1,195,336
Toyota Industries Corp. (Japan)	1,500	122,845
		1,462,227
Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	3,256	313,705
Daimler AG (Germany)	16,731	1,479,109
General Motors Co.*	1,854	97,724
Stellantis NV	72,494	1,390,605
Toyota Motor Corp. (Japan)	95,500	1,695,226
		4,976,369
Banks — 4.3%
Bank Leumi Le-Israel BM (Israel)	31,842	271,511
Bank of America Corp.	88,491	3,756,443
Barclays PLC (United Kingdom)	337,203	855,150
BNP Paribas SA (France)	54,101	3,454,015
CaixaBank SA (Spain)	186,558	578,443
Citigroup, Inc.	1,558	109,340
Citizens Financial Group, Inc.	17,214	808,714
Commonwealth Bank of Australia (Australia)	18,682	1,393,693
DBS Group Holdings Ltd. (Singapore)	81,500	1,803,516
FinecoBank Banca Fineco SpA (Italy)*	22,649	409,750
ING Groep NV (Netherlands)	158,347	2,299,317
Intesa Sanpaolo SpA (Italy)	171,220	485,552
JPMorgan Chase & Co.	25,622	4,194,065
KBC Group NV (Belgium)	5,158	462,874
KeyCorp	5,365	115,991
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	89,300	$524,613
PNC Financial Services Group, Inc. (The)	9,937	1,944,075
Standard Chartered PLC (United Kingdom)	21,633	126,418
Sumitomo Mitsui Financial Group, Inc. (Japan)	52,800	1,854,487
SVB Financial Group*	196	126,788
Truist Financial Corp.	1,941	113,840
U.S. Bancorp	17,986	1,069,088
		26,757,683
Beverages — 0.9%
Anheuser-Busch InBev SA/NV (Belgium)	11,202	633,693
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	9,421	531,156
Brown-Forman Corp. (Class B Stock)	1,516	101,587
Budweiser Brewing Co. APAC Ltd. (China), 144A	37,700	95,504
Diageo PLC (United Kingdom), ADR	5,766	1,112,838
Monster Beverage Corp.*	12,498	1,110,197
PepsiCo, Inc.	5,618	845,003
Pernod Ricard SA (France)	4,804	1,059,418
		5,489,396
Biotechnology — 0.8%
AbbVie, Inc.	7,789	840,199
Amgen, Inc.	4,869	1,035,393
Argenx SE (Netherlands), ADR*	1,813	547,526
BioMarin Pharmaceutical, Inc.*	7,040	544,122
CSL Ltd. (Australia)	5,132	1,078,547
Gilead Sciences, Inc.	1,537	107,359
Regeneron Pharmaceuticals, Inc.*	306	185,185
Vertex Pharmaceuticals, Inc.*	2,563	464,903
Zai Lab Ltd. (China), ADR*(a)	2,684	282,867
		5,086,101
Building Products — 0.8%
A.O. Smith Corp.	2,633	160,797
AGC, Inc. (Japan)	21,700	1,119,556
Cie de Saint-Gobain (France)	18,161	1,223,088
Fortune Brands Home & Security, Inc.	1,070	95,680
Geberit AG (Switzerland)	2,518	1,852,643
Johnson Controls International PLC	1,524	103,754
Masco Corp.	1,708	94,879
Xinyi Glass Holdings Ltd. (Hong Kong)	116,000	346,434
		4,996,831
Capital Markets — 3.0%
3i Group PLC (United Kingdom)	94,181	1,616,217
Bank of New York Mellon Corp. (The)	24,021	1,245,249
BlackRock, Inc.	122	102,317
Charles Schwab Corp. (The)	23,022	1,676,922
Goldman Sachs Group, Inc. (The)	6,614	2,500,290
A1

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Hargreaves Lansdown PLC (United Kingdom)(a)	19,107	$367,470
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,500	584,390
Invesco Ltd.	16,296	392,897
Julius Baer Group Ltd. (Switzerland)	1,970	130,804
London Stock Exchange Group PLC (United Kingdom)	13,526	1,351,173
Moody’s Corp.	304	107,953
Morgan Stanley	1,179	114,728
Partners Group Holding AG (Switzerland)	1,717	2,684,342
S&P Global, Inc.	3,171	1,347,326
Singapore Exchange Ltd. (Singapore)	55,700	406,294
T. Rowe Price Group, Inc.	7,145	1,405,421
UBS Group AG (Switzerland)	120,833	1,937,739
XP, Inc. (Brazil) (Class A Stock)*	6,899	277,133
		18,248,665
Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,973	1,529,745
BASF SE (Germany)	3,991	303,537
Celanese Corp.	687	103,490
Covestro AG (Germany), 144A	5,223	356,708
Dow, Inc.	12,324	709,369
Ecolab, Inc.	4,440	926,273
EMS-Chemie Holding AG (Switzerland)	595	562,816
Givaudan SA (Switzerland)	95	434,271
Linde PLC (United Kingdom)	3,759	1,109,311
LyondellBasell Industries NV (Class A Stock)	11,046	1,036,667
Mitsubishi Chemical Holdings Corp. (Japan)	43,100	393,298
Mitsubishi Gas Chemical Co., Inc. (Japan)	17,100	336,051
Mitsui Chemicals, Inc. (Japan)	20,300	678,096
Mosaic Co. (The)	3,426	122,377
Nitto Denko Corp. (Japan)	15,200	1,080,408
PPG Industries, Inc.	6,731	962,600
Sherwin-Williams Co. (The)	1,959	547,991
Sumitomo Chemical Co. Ltd. (Japan)	72,600	378,319
Tosoh Corp. (Japan)	29,100	528,136
		12,099,463
Commercial Services & Supplies — 0.2%
Rentokil Initial PLC (United Kingdom)	89,114	699,537
Republic Services, Inc.	929	111,536
Rollins, Inc.	2,753	97,263
		908,336
Communications Equipment — 0.6%
Cisco Systems, Inc.	38,572	2,099,474
Motorola Solutions, Inc.	7,878	1,830,217
		3,929,691
Construction Materials — 0.3%
CRH PLC (Ireland)	18,049	841,916
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
James Hardie Industries PLC, CDI	5,278	$189,657
Martin Marietta Materials, Inc.(a)	2,716	928,003
		1,959,576
Consumer Finance — 0.9%
American Express Co.	17,586	2,946,183
Capital One Financial Corp.	14,994	2,428,578
Discover Financial Services	851	104,545
		5,479,306
Containers & Packaging — 0.0%
Ball Corp.	1,334	120,020
Distributors — 0.0%
Genuine Parts Co.	837	101,469
LKQ Corp.*	2,059	103,609
		205,078
Diversified Consumer Services — 0.0%
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	4,837	104,963
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	4,778	1,304,107
Investor AB (Sweden) (Class B Stock)	82,135	1,768,395
Kinnevik AB (Sweden) (Class B Stock)*	18,815	662,649
		3,735,151
Diversified Telecommunication Services — 0.8%
BT Group PLC (United Kingdom)*	153,467	329,698
Cellnex Telecom SA (Spain), 144A	12,117	747,392
Deutsche Telekom AG (Germany)	59,011	1,185,026
Nippon Telegraph & Telephone Corp. (Japan)	89,700	2,478,944
		4,741,060
Electric Utilities — 0.4%
American Electric Power Co., Inc.	1,205	97,822
Edison International	20,775	1,152,389
EDP - Energias de Portugal SA (Portugal)	188,674	990,160
Exelon Corp.	3,317	160,344
PPL Corp.	3,759	104,801
Southern Co. (The)	1,673	103,676
		2,609,192
Electrical Equipment — 0.8%
Eaton Corp. PLC	8,341	1,245,395
Emerson Electric Co.	3,018	284,295
Generac Holdings, Inc.*	333	136,087
Mitsubishi Electric Corp. (Japan)	104,600	1,454,440
Nidec Corp. (Japan)	4,100	452,999
Vertiv Holdings Co.	65,489	1,577,630
		5,150,846
Electronic Equipment, Instruments & Components — 0.9%
Keyence Corp. (Japan)	2,595	1,549,723

A2

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TE Connectivity Ltd.	27,897	$3,828,027
		5,377,750
Energy Equipment & Services — 0.1%
Halliburton Co.	5,270	113,937
Schlumberger NV	24,079	713,702
		827,639
Entertainment — 1.0%
Activision Blizzard, Inc.	2,244	173,663
Electronic Arts, Inc.	2,632	374,402
Netflix, Inc.*	2,240	1,367,161
Nintendo Co. Ltd. (Japan)	3,173	1,534,074
Sea Ltd. (Taiwan), ADR*	4,541	1,447,353
Walt Disney Co. (The)*	7,481	1,265,561
		6,162,214
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	5,931	1,574,147
Equinix, Inc.	1,603	1,266,578
Extra Space Storage, Inc.	656	110,202
Goodman Group (Australia)	90,191	1,393,676
Nomura Real Estate Master Fund, Inc. (Japan)	110	158,248
Public Storage	6,651	1,976,012
SBA Communications Corp.	311	102,807
Weyerhaeuser Co.	31,666	1,126,360
		7,708,030
Food & Staples Retailing — 0.5%
Koninklijke Ahold Delhaize NV (Netherlands)	16,746	556,925
Kroger Co. (The)	31,291	1,265,095
Lawson, Inc. (Japan)	5,300	260,060
Ocado Group PLC (United Kingdom)*	16,095	359,733
Walmart, Inc.	6,301	878,233
		3,320,046
Food Products — 0.6%
McCormick & Co., Inc.	1,280	103,719
Nestle SA (Switzerland)	30,458	3,673,040
WH Group Ltd. (Hong Kong), 144A (original cost $123,309; purchased 04/27/21 - 06/07/21)(f)	142,500	101,170
		3,877,929
Gas Utilities — 0.2%
Osaka Gas Co. Ltd. (Japan)	41,900	768,018
Tokyo Gas Co. Ltd. (Japan)	40,200	748,676
		1,516,694
Health Care Equipment & Supplies — 2.2%
Alcon, Inc. (Switzerland) (XSWX)(a)	13,414	1,088,499
Alcon, Inc. (Switzerland) (NYSE)(a)	14,040	1,129,799
Becton, Dickinson & Co.	420	103,244
Coloplast A/S (Denmark) (Class B Stock)	5,749	899,141
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Danaher Corp.	2,578	$784,846
DiaSorin SpA (Italy)	1,726	361,354
Edwards Lifesciences Corp.*	936	105,965
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	19,149	421,173
Hologic, Inc.*	1,417	104,589
Hoya Corp. (Japan)	20,673	3,227,309
IDEXX Laboratories, Inc.*	3,326	2,068,439
Intuitive Surgical, Inc.*	830	825,145
Koninklijke Philips NV (Netherlands)	7,308	324,450
Olympus Corp. (Japan)	15,500	340,124
Siemens Healthineers AG (Germany), 144A	5,918	384,098
Sonova Holding AG (Switzerland)	3,372	1,277,898
STERIS PLC	490	100,097
Teleflex, Inc.	279	105,058
		13,651,228
Health Care Providers & Services — 1.3%
Anthem, Inc.	3,589	1,337,979
Fresenius SE & Co. KGaA (Germany)	4,532	217,125
HCA Healthcare, Inc.	4,394	1,066,512
Laboratory Corp. of America Holdings*	1,818	511,658
Quest Diagnostics, Inc.	784	113,923
UnitedHealth Group, Inc.	11,476	4,484,132
		7,731,329
Health Care Technology — 0.1%
Cerner Corp.	12,516	882,628
Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.*	1,293	3,069,414
Chipotle Mexican Grill, Inc.*	75	136,314
Compass Group PLC (United Kingdom)*	33,060	674,395
Domino’s Pizza, Inc.	408	194,600
Las Vegas Sands Corp.*	2,674	97,868
McDonald’s Corp.	453	109,223
Starbucks Corp.	924	101,926
Wynn Resorts Ltd.*	1,129	95,683
Yum! Brands, Inc.	1,017	124,389
		4,603,812
Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	66,418	585,723
Iida Group Holdings Co. Ltd. (Japan)	16,500	424,217
Lennar Corp. (Class A Stock)	2,234	209,281
Persimmon PLC (United Kingdom)	4,040	145,396
PulteGroup, Inc.	1,770	81,279
Sekisui House Ltd. (Japan)	44,400	932,809
Sony Group Corp. (Japan)	7,000	776,710
Taylor Wimpey PLC (United Kingdom)	110,281	228,902
		3,384,317
Household Products — 0.2%
Colgate-Palmolive Co.	12,550	948,529

A3

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.8%
3M Co.	2,884	$505,911
CK Hutchison Holdings Ltd. (United Kingdom)	135,000	898,973
Hitachi Ltd. (Japan)	15,100	892,950
Honeywell International, Inc.	7,412	1,573,419
Siemens AG (Germany)	5,330	871,319
		4,742,572
Insurance — 1.0%
Admiral Group PLC (United Kingdom)	12,143	503,039
AIA Group Ltd. (Hong Kong), ADR(a)	23,310	1,072,493
Allstate Corp. (The)	858	109,232
Arthur J. Gallagher & Co.	775	115,204
CNP Assurances (France)	18,831	298,103
Lincoln National Corp.	1,730	118,937
Marsh & McLennan Cos., Inc.	7,289	1,103,773
MetLife, Inc.	2,753	169,943
NN Group NV (Netherlands)	11,414	596,248
Progressive Corp. (The)	9,972	901,369
Travelers Cos., Inc. (The)	6,410	974,384
Unum Group	3,940	98,736
		6,061,461
Interactive Media & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	1,844	4,929,971
Alphabet, Inc. (Class C Stock)*	1,603	4,272,492
Auto Trader Group PLC (United Kingdom), 144A	58,964	464,856
Facebook, Inc. (Class A Stock)*	26,312	8,930,030
Kakaku.com, Inc. (Japan)	4,600	148,808
REA Group Ltd. (Australia)	5,649	641,301
		19,387,458
Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	6,071	898,812
Amazon.com, Inc.*	2,650	8,705,356
Just Eat Takeaway.com NV (United Kingdom), 144A*	5,287	384,866
MercadoLibre, Inc. (Argentina)*	228	382,903
Zalando SE (Germany), 144A*	2,805	256,539
ZOZO, Inc. (Japan)	7,700	288,132
		10,916,608
IT Services — 2.1%
Accenture PLC (Class A Stock)	8,571	2,742,034
Adyen NV (Netherlands), 144A*	214	597,324
Akamai Technologies, Inc.*	5,092	532,572
Amadeus IT Group SA (Spain)*	19,053	1,249,466
Cognizant Technology Solutions Corp. (Class A Stock)	1,433	106,343
DXC Technology Co.*	2,472	83,084
Fidelity National Information Services, Inc.	7,927	964,557
Fujitsu Ltd. (Japan)	10,200	1,850,072
PayPal Holdings, Inc.*	393	102,263
Shopify, Inc. (Canada) (Class A Stock)*	304	412,157
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
StoneCo Ltd. (Brazil) (Class A Stock)*	12,549	$435,701
Visa, Inc. (Class A Stock)(a)	14,732	3,281,553
Worldline SA (France), 144A*	7,838	597,282
		12,954,408
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	917	144,455
Bio-Rad Laboratories, Inc. (Class A Stock)*	174	129,795
Charles River Laboratories International, Inc.*	308	127,102
ICON PLC (Ireland)*	4,675	1,224,944
Mettler-Toledo International, Inc.*	992	1,366,341
PerkinElmer, Inc.	581	100,682
Sartorius Stedim Biotech (France)	2,012	1,127,070
Thermo Fisher Scientific, Inc.	5,009	2,861,792
Waters Corp.*	2,657	949,346
		8,031,527
Machinery — 2.2%
Atlas Copco AB (Sweden) (Class A Stock)	41,005	2,480,112
Atlas Copco AB (Sweden) (Class B Stock)	11,646	592,959
Caterpillar, Inc.	515	98,865
CNH Industrial NV (United Kingdom)	24,419	407,966
Deere & Co.	8,628	2,890,984
Dover Corp.	668	103,874
Epiroc AB (Sweden) (Class A Stock)	46,969	971,970
Epiroc AB (Sweden) (Class B Stock)	19,015	337,358
FANUC Corp. (Japan)	2,900	633,345
Illinois Tool Works, Inc.	5,908	1,220,770
Kurita Water Industries Ltd. (Japan)	3,300	159,518
Makita Corp. (Japan)	6,300	350,245
Otis Worldwide Corp.	12,382	1,018,791
Sandvik AB (Sweden)	31,895	728,746
Snap-on, Inc.	2,286	477,660
Stanley Black & Decker, Inc.	540	94,667
Techtronic Industries Co. Ltd. (Hong Kong)	46,500	914,445
		13,482,275
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	315	810,110
Media — 1.2%
Charter Communications, Inc. (Class A Stock)*	2,280	1,658,837
Comcast Corp. (Class A Stock)	44,521	2,490,059
DISH Network Corp. (Class A Stock)*	53,780	2,337,279
Fox Corp. (Class A Stock)	3,209	128,713
Fox Corp. (Class B Stock)	6,661	247,256
Hakuhodo DY Holdings, Inc. (Japan)	24,800	426,974
Interpublic Group of Cos., Inc. (The)	3,152	115,584
Publicis Groupe SA (France)	3,310	222,555
		7,627,257

A4

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining — 0.9%
Anglo American PLC (South Africa)	8,084	$285,547
ArcelorMittal SA (Luxembourg)	14,860	450,580
BHP Group Ltd. (Australia)	19,169	519,532
BHP Group PLC (Australia)	9,769	246,705
Evraz PLC (Russia)	53,993	428,986
Fortescue Metals Group Ltd. (Australia)	26,021	280,120
Norsk Hydro ASA (Norway)	18,964	142,350
Nucor Corp.	12,629	1,243,830
Rio Tinto Ltd. (Australia)	8,602	619,874
Rio Tinto PLC (Australia)	16,720	1,100,968
Sumitomo Metal Mining Co. Ltd. (Japan)	8,100	293,134
voestalpine AG (Austria)	6,291	236,089
		5,847,715
Multiline Retail — 0.3%
Next PLC (United Kingdom)	9,061	993,279
Target Corp.	3,875	886,484
		1,879,763
Multi-Utilities — 0.7%
DTE Energy Co.	3,614	403,720
E.ON SE (Germany)	56,825	696,129
NiSource, Inc.	8,402	203,581
Public Service Enterprise Group, Inc.	1,689	102,860
Sempra Energy	21,638	2,737,207
		4,143,497
Oil, Gas & Consumable Fuels — 2.1%
BP PLC (United Kingdom)	308,788	1,397,778
Cabot Oil & Gas Corp.	16,916	368,092
Chevron Corp.	12,603	1,278,574
ConocoPhillips	31,704	2,148,580
Enterprise Products Partners LP	44,100	954,324
EOG Resources, Inc.	23,783	1,909,061
Equinor ASA (Norway)	33,757	857,263
Exxon Mobil Corp.	16,995	999,646
Inpex Corp. (Japan)	57,600	450,493
Lundin Energy AB (Sweden)	19,625	730,868
Marathon Petroleum Corp.	1,918	118,552
Thungela Resources Ltd. (South Africa)*	808	4,992
TotalEnergies SE (France)	30,627	1,461,314
		12,679,537
Paper & Forest Products — 0.1%
Oji Holdings Corp. (Japan)	92,600	467,190
Personal Products — 1.1%
L’Oreal SA (France)	10,452	4,312,796
Shiseido Co. Ltd. (Japan)	11,563	778,442
Unilever PLC (United Kingdom)	26,252	1,420,029
		6,511,267
Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	19,600	323,015
AstraZeneca PLC (United Kingdom)	1,144	137,317
Bayer AG (Germany)	5,157	280,133
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	1,551	$91,773
Catalent, Inc.*	878	116,836
Ipsen SA (France)	4,140	395,750
Johnson & Johnson	19,977	3,226,286
Merck & Co., Inc.	8,839	663,897
Novo Nordisk A/S (Denmark), ADR(a)	9,720	933,217
Novo Nordisk A/S (Denmark) (Class B Stock)	26,795	2,585,635
Organon & Co.	10,766	353,017
Orion OYJ (Finland) (Class B Stock)	11,743	465,871
Otsuka Holdings Co. Ltd. (Japan)	14,100	603,485
Pfizer, Inc.	3,090	132,901
Roche Holding AG (Switzerland)	9,761	3,568,634
Sanofi (France)	6,717	645,664
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	9,800	175,064
Zoetis, Inc.	9,893	1,920,627
		16,619,122
Professional Services — 1.3%
Adecco Group AG (Switzerland)	17,162	862,164
IHS Markit Ltd.	12,910	1,505,564
Persol Holdings Co. Ltd. (Japan)	9,300	231,904
Randstad NV (Netherlands)	12,766	855,026
Recruit Holdings Co. Ltd. (Japan)	22,437	1,365,879
Robert Half International, Inc.	4,843	485,898
Teleperformance (France)	1,987	781,424
Thomson Reuters Corp. (Canada)	6,725	743,594
Wolters Kluwer NV (Netherlands)	10,105	1,071,067
		7,902,520
Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	7,808	760,187
Henderson Land Development Co. Ltd. (Hong Kong)	155,000	592,427
LEG Immobilien SE (Germany)	6,260	883,869
Sun Hung Kai Properties Ltd. (Hong Kong)	87,000	1,083,624
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	17,500	103,741
		3,423,848
Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	13,470	879,602
J.B. Hunt Transport Services, Inc.	627	104,847
Nippon Express Co. Ltd. (Japan)	7,000	481,664
Old Dominion Freight Line, Inc.	775	221,634
Uber Technologies, Inc.*	29,715	1,331,232
		3,018,979
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	1,006	168,485
Applied Materials, Inc.	3,424	440,771
ASML Holding NV (Netherlands) (XAMS)	3,109	2,321,422

A5

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XNGS)	1,484	$1,105,743
Broadcom, Inc.	220	106,685
Intel Corp.	20,906	1,113,872
KLA Corp.	310	103,698
Lam Research Corp.	167	95,048
Micron Technology, Inc.	19,982	1,418,322
NVIDIA Corp.	13,954	2,890,711
NXP Semiconductors NV (China)	9,824	1,924,227
Qorvo, Inc.*	550	91,954
QUALCOMM, Inc.	24,484	3,157,946
Renesas Electronics Corp. (Japan)*	23,000	286,154
Skyworks Solutions, Inc.	4,002	659,450
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,755	1,089,146
Teradyne, Inc.	846	92,358
Texas Instruments, Inc.	14,025	2,695,745
Tokyo Electron Ltd. (Japan)	4,330	1,925,199
		21,686,936
Software — 5.7%
Adobe, Inc.*	7,218	4,155,547
Atlassian Corp. PLC (Class A Stock)*	7,117	2,785,736
Cadence Design Systems, Inc.*	11,866	1,796,987
Check Point Software Technologies Ltd. (Israel)*	3,210	362,858
Elastic NV*	5,306	790,541
Intuit, Inc.	3,397	1,832,716
Microsoft Corp.	39,275	11,072,408
Nice Ltd. (Israel), ADR*(a)	555	157,642
Oracle Corp.	28,954	2,522,762
Palo Alto Networks, Inc.*	4,339	2,078,381
Paycom Software, Inc.*	268	132,861
salesforce.com, Inc.*	11,062	3,000,236
SAP SE (Germany)	8,313	1,125,145
Splunk, Inc.*	7,563	1,094,442
Synopsys, Inc.*	404	120,962
TeamViewer AG (Germany), 144A*	13,147	385,332
Temenos AG (Switzerland)	1,597	216,392
UiPath, Inc. (Class A Stock)*(a)	7,581	398,836
Workday, Inc. (Class A Stock)*	3,743	935,338
		34,965,122
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	5,065	1,058,028
AutoZone, Inc.*	71	120,557
Bath & Body Works, Inc.	11,483	723,774
Best Buy Co., Inc.	9,454	999,382
Home Depot, Inc. (The)	14,544	4,774,213
Industria de Diseno Textil SA (Spain)	21,747	798,673
Kingfisher PLC (United Kingdom)	188,529	853,329
Lowe’s Cos., Inc.	3,899	790,951
O’Reilly Automotive, Inc.*	190	116,101
TJX Cos., Inc. (The)	16,421	1,083,458
Tractor Supply Co.	5,493	1,112,937
Ulta Beauty, Inc.*	3,611	1,303,282
Victoria’s Secret & Co.*	3,126	172,743
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Yamada Holdings Co. Ltd. (Japan)	76,900	$323,879
		14,231,307
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	63,000	8,914,500
Brother Industries Ltd. (Japan)	19,200	423,169
Hewlett Packard Enterprise Co.	54,963	783,223
HP, Inc.	50,830	1,390,709
Logitech International SA (Switzerland)	6,384	567,083
		12,078,684
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	3,207	1,007,178
Burberry Group PLC (United Kingdom)	5,976	146,065
Burberry Group PLC (United Kingdom), ADR	23,420	569,574
Dr. Martens PLC (United Kingdom)*	40,963	216,120
LVMH Moet Hennessy Louis Vuitton SE (France)	1,778	1,270,272
Pandora A/S (Denmark)	3,751	453,862
		3,663,071
Tobacco — 0.3%
Altria Group, Inc.	2,246	102,238
Imperial Brands PLC (United Kingdom)	18,179	381,837
Philip Morris International, Inc.	16,674	1,580,529
		2,064,604
Trading Companies & Distributors — 0.7%
Ashtead Group PLC (United Kingdom)	3,606	273,338
Ferguson PLC	3,543	493,230
Marubeni Corp. (Japan)	170,700	1,403,229
Mitsui & Co. Ltd. (Japan)	13,800	300,855
MonotaRO Co. Ltd. (Japan)	19,445	437,209
United Rentals, Inc.*	295	103,524
W.W. Grainger, Inc.	3,921	1,541,188
		4,552,573
Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	46,800	1,544,264
T-Mobile US, Inc.*	8,656	1,105,890
		2,650,154

Total Common Stocks (cost $399,051,122)		423,501,563
Preferred Stocks — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	6,291	479,127
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	7,555	353,364

A6

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	873	$551,221

Total Preferred Stocks (cost $1,506,687)		1,383,712

Total Long-Term Investments (cost $489,700,198)		518,976,669
Short-Term Investments — 16.5%
Affiliated Mutual Funds — 15.6%
PGIM Core Ultra Short Bond Fund(wd)	88,404,264	88,404,264
PGIM Institutional Money Market Fund (cost $8,141,586; includes $8,141,165 of cash collateral for securities on loan)(b)(wd)	8,146,474	8,141,586

Total Affiliated Mutual Funds (cost $96,545,850)		96,545,850
Unaffiliated Funds — 0.9%
Dreyfus Treasury Securities Cash Management (Institutional Shares)	2,753,518	2,753,518
Fidelity Treasury Only Portfolio (Institutional Shares)	2,694,024	2,694,024

Total Unaffiliated Funds (cost $5,447,542)		5,447,542

Total Short-Term Investments (cost $101,993,392)		101,993,392

TOTAL INVESTMENTS—100.5% (cost $591,693,590)		620,970,061

Liabilities in excess of other assets(z) — (0.5)%		(3,087,855)

Net Assets — 100.0%		$617,882,206

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CDI	Chess Depository Interest
LP	Limited Partnership
NYSE	New York Stock Exchange
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange
XSWX	SIX Swiss Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,863,277; cash collateral of $8,141,165 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $123,309. The aggregate value of $101,170 is 0.0% of net assets.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
430	S&P 500 E-Mini Index	Dec. 2021	$92,401,625	$(3,903,950)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7